Document and Entity Information	Mar. 20, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 20, 2026
Entity Registrant Name	BROAD STREET REALTY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-09043
Entity Tax Identification Number	36-3361229
Entity Address Address Line 1	11911 Freedom Drive, Suite 450
Entity Address City Or Town	Reston
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20190
City Area Code	301
Local Phone Number	828 1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000764897
Amendment Flag	false